Annual Total Returns - Voya Russell Mid Cap Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya Russell Mid Cap Index Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(1.88%)
2012	17.04%
2013	34.20%
2014	12.70%
2015	(2.82%)
2016	13.40%
2017	17.97%
2018	(9.15%)
2019	30.43%
2020	16.91%